Subsequent Events (FY)	9 Months Ended	12 Months Ended
	Jun. 30, 2020	Sep. 30, 2019
Subsequent Events [Abstract]
Subsequent Events
14.	Subsequent events

Effective July 22, 2020 (the “Closing Date”), the Company and certain of its subsidiaries terminated and repaid all indebtedness outstanding under the Term and Revolver Credit Facility in accordance with its terms and entered into the Credit Agreement (the “Refinanced Credit Facility”) with Truist Bank as administrative agent, collateral agent, swingline lender and issuing bank, SunTrust Robinson Humphrey, Inc. and Synovus Bank as joint lead arrangers and joint bookrunners, Synovus Bank as documentation agent, and the lenders from time to time party thereto (collectively, the “Refinancing”).

The Refinanced Credit Facility provides for a $30.0 million revolving credit facility that may be used for revolving credit loans (including up to $5.0 million in swingline loans) and up to $5.0 million in letters of credit from time to time, and a $80.0 million term loan, which was advanced in full on July 22, 2020. Subject to certain conditions, the available amount under the revolving credit facility and the term loans may be increased by $50.0 million in the aggregate. The revolving credit facility matures on July 22, 2025. The term loan is repayable in installments beginning on March 31, 2021, with the remainder due on July 22, 2025.  There were no borrowings outstanding under the revolving credit facility on the Closing Date. Borrowings under the Refinanced Credit Facility bear interest, at the Company’s option, at either (a) a base rate (the “Base Rate”) equal to the highest of (i) the prime rate (as announced by Truist Bank from time to time), (ii) the Federal Funds Rate, as in effect from time to time, plus 0.50%, (iii) the Adjusted LIBO Rate (defined below) determined on a daily basis for an interest period of one month, plus 1.00%, or (iv) 1.75%, plus an applicable margin of up to 2.00%, or (b) the rate per annum obtained by dividing (i) the London Interbank Offered Rate for such interest period by (ii) a percentage equal to 1.00 minus the Eurodollar Reserve Percentage (the “Adjusted LIBO Rate”) plus an applicable margin of up to 3.00%. Interest on swingline loans shall be the Base Rate plus an applicable margin of up to 2.00%. All applicable interest margins are subject to stepdowns based on certain consolidated leverage ratio measures.

In conjunction with the closing of the Refinanced Credit Facility, the Company paid $109.0 million consisting of $29 million in cash and $80 million in proceeds from the Refinanced Credit Facility to fully redeem the Term and Revolver Credit Facility with Goldman Sachs Specialty Lending Group, L.P.

The Refinanced Credit Facility is subject to certain financial covenants related to the maintenance of a minimum fixed charge coverage ratio and a maximum consolidated leverage ratio. The Refinanced Credit Facility also contains various covenants and restrictive provisions that, among other things, limit the ability of the Company and its subsidiaries to (i) incur additional debt, guarantees or liens; (ii) consolidate, merge or transfer all or substantially all of its assets; (iii) make certain investments, loans or other restricted payments; (iv) modify certain material agreements or organizational documents and (v) engage in certain types of transactions with affiliates.

Additionally, on July 22, 2020, the Company entered into the First Amendment (the “First Amendment”) to the Inventory Financing Agreement. The First Amendment amended the Inventory Financing Facility, to, among other things, address the Refinancing, permit the amount of indebtedness allowed under the Refinanced Credit Facility to be $160.0 million (which includes the $50.0 increase facility under the Refinanced Credit Facility), permit the payment of fees and expenses in connection with the termination of the Term and Revolver Credit Facility and the payment of present and future transaction costs incurred in connection with the negotiation, closing and ongoing administration of the Refinanced Credit Facility.

5	Subsequent Events

Management evaluated events occurring subsequent to September 30, 2019 through January 6, 2020, the date these financial statements were available for issuance and determined that no material recognizable subsequent events occurred.

OneWater LLC [Member]
Subsequent Events [Abstract]
Subsequent Events
21	Subsequent events

Management evaluated events occurring subsequent to September 30, 2019 through January 6, 2020, the date these consolidated financial statements were available for issuance and other than as noted below determined that no material recognizable subsequent events occurred.

Notes Payable - Floor plan

The Company maintains an ongoing wholesale marine products inventory financing program with a syndicate of banks and administered by Wells Fargo Commercial Distribution Finance, LLC (Wells Fargo). On November 26, 2019 the Company increased the capacity of the facility to $392.5 million from $292.5 million, to purchase new and used inventory (boats, engines, and trailers). The other terms and conditions of the facility, including interest rate and covenants, remain unchanged.